NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Jan. 31, 2020
NATURE OF OPERATIONS and going concern [abstract]
NATURE OF OPERATIONS AND GOING CONCERN
1.	NATURE OF OPERATIONS AND GOING CONCERN

C21 Investments Inc. (the "Company" or "C21") was incorporated January 15, 1987, under the Company Act of British Columbia. The Company is a publicly traded company with its registered office is 1900-885 West Georgia Street, Vancouver, BC, V6C 3H4.

Pursuant to a change of business announced on January 29, 2018 to the Cannabis industry, the Company commenced acquiring and operating revenue-producing cannabis operations in the USA and internationally.

On June 15, 2018, the Company's common shares were delisted from the TSX Venture Exchange ("TSX-V") at the Company's request and on June 18, 2018 the Company commenced trading on the Canadian Securities Exchange ("CSE"), completed its change of business to the cannabis industry and commenced trading under the symbol CXXI. The Company registered its Common Shares in the United States and on May 6, 2019, its shares were cleared by FINRA for trading on the OTC Markets platform under the U.S. trading symbol CXXIF. On August 23, 2019 the Company announced it had been upgraded to the OTCQB® Venture Market

As at January 31, 2020, the Company operates in two segments, recreational cannabis in Oregon, USA and recreational and medical cannabis in Nevada, USA (Note 22).

These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to continue its operations and realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.

The Company reports a net loss for the year ended January 31, 2020 of $32,555,633, and accumulated deficit of $70,510,384, and a working capital deficit of $26,954,549 as at January 31, 2020. In July 2019, the Company accelerated a restructuring and integration of operations that resulted in significant cash savings.  While these efforts have resulted in positive cash flow from operations, they will not be sufficient to fund payments on the short-term debt obligations owing to the Company's CEO (Notes 18, 29 and 32).  The Company's working capital deficit position is due primarily to these short-term debt service payments which will require additional funding to satisfy by January 1, 2021 under the Company's current payment schedule. The ability of the Company to continue as a going concern is dependent on either raising additional financing or further restructuring of its current payment schedule with the Company's CEO, Sonny Newman, who is also the Company's majority secured debt holder and largest shareholder. These material uncertainties cast significant doubt upon the Company's ability to continue as a going concern.

Historically, management has been successful in obtaining adequate funding for operating and capital requirements. The Company takes a disciplined approach to financing and intends to protect shareholder value by raising capital strategically. The Company is assessing various opportunities for additional financing through either debt or equity to be used to satisfy current obligations, for corporate working capital and possible future acquisitions. There is no assurance that the Company will be able to secure financing on acceptable terms or at all to cover its current obligations.

In the United States, 34 states, the District of Columbia, and four U.S. territories allow the use of medical cannabis. Alaska, California, Colorado, Illinois Maine, Massachusetts, Michigan, Nevada, Oregon, Washington, Vermont, and the District of Columbia legalized the sale and adult-use of recreational cannabis. At the federal level, however, cannabis currently remains a Schedule I controlled substance under the Federal Controlled Substances Act of 1970 ("Federal CSA"). Under U.S. federal law, a Schedule I drug or substance has a high potential for abuse, no accepted medical use in the United States, and a lack of accepted safety for the use of the drug under medical supervision. As such, even in those states in which marijuana is legalized under state law, the manufacture, importation, possession, use or distribution of cannabis remains illegal under U.S. federal law. This has created a dichotomy between state and federal law, whereby many states have elected to regulate and remove state-level penalties regarding a substance which is still illegal at the federal level.

There remains uncertainty about the US federal government's position on cannabis with respect to cannabis-legal states. A change in its enforcement policies could impact the ability of the Company to continue as a going concern.

In March 2020, the World Health Organization declared coronavirus COVID-19 a global pandemic. This contagious disease outbreak and any related adverse public health developments may adversely affect workforces, economies, and financial markets globally, potentially leading to an economic downturn. It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company's business or results of operations at this time.